Award Timing Disclosure	12 Months Ended
Oct. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and practices for granting certain equity awards
Our policies and practices regarding the granting of equity awards are carefully designed to ensure compliance with applicable securities laws and to maintain the integrity of our compensation program. The Compensation Committee is responsible for the timing and terms of equity awards to executives and other eligible employees. The Company regularly reviews its policies and practices related to equity awards to ensure they meet the evolving standards of corporate governance and continue to serve the best interests of the Company and its shareholders.
During fiscal year 2024, the Company did not grant stock options (or similar awards) to any named executive officer at any time including during any period beginning four business days before and ending one day after the filing of any Company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Company Form 8-K that disclosed any material non-public information.
The Company grants stock options to its employees (other than executive officers) annually after a meeting of the Compensation Committee, and during an open trading window under the Company’s insider trading policy. The Company does not time nor does it plan to time the release of material, non-public information for the purpose of affecting the value of employee compensation.

Award Timing MNPI Considered	true